Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses		$ 14,546,000	$ 24,315,000
Other real estate owned		2,053,000	3,652,000
Impairment charges on available-for-sale securities		844,000	6,086,000
Accrued expenses		81,000	137,000
Net unrealized losses on available for sale investment securities		9,680,000	14,791,000
Other		4,434,000	6,917,000
Total deferred tax assets		31,638,000	55,898,000
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation		(10,940,000)	(19,837,000)
Identified intangible assets and goodwill		(13,417,000)	(21,386,000)
Other		(12,474,000)	(16,300,000)
Total deferred tax liabilities		36,831,000	57,523,000
Net deferred tax liability		(5,193,000)	$ (1,625,000)
Income tax refund		$ 4,900,000
U.S. Federal income tax rate (as a percent)		35.00%	35.00%	35.00%
Net benefit due to change in tax rate		$ 3,168,000
Forecast
Deferred tax liabilities:
U.S. Federal income tax rate (as a percent)	21.00%